Retirement Class Prospectus | State Farm International Index Fund
STATE FARM INTERNATIONAL INDEX FUND (RIIOX) (RIITX) (RIIHX)
Investment Objective:
The State Farm International Index fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm International Index Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm International Index Fund	R-1	R-2	R-3
Management fees	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	1.58%	1.38%	1.08%
Less: Fee Waiver	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	1.32%	1.02%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm International Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	155	493	855	1,873
R-2	134	431	750	1,652
R-3	104	338	590	1,312

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (“NTI”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.   Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.   Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.   The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.   This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.   Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.40%, during the second quarter of 2009. Worst quarter: -20.33%, during the third quarter of 2011.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the EAFE Free Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm International Index Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	17.13%	(4.63%)	4.00%	[1]	Sep. 13, 2004
Class R-2	17.30%	(4.45%)	4.19%	[1]	Sep. 13, 2004
Class R-3	17.81%	(4.15%)	4.51%	[1]	Sep. 13, 2004
EAFE Free Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	5.21%	[1]	Sep. 13, 2004
[1]	9/13/2004 to 12/31/2012